Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,322,000
Previously Paid Amount	0.00
Total Fee Amount	202.01
Total Offset Amount	0.00
Net Fee	202.01
Narrative - Max Aggregate Offering Price	$ 2,322,000
Final Prospectus	true